Pension benefits - Funded Status of the Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations at end of period	$ 37	$ 36
Plan assets at market value	(33)	(33)
Accrued pension liability exclusive social security	4
Social security related to pension obligations	0
Accrued pension liabilities	$ 4
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations at end of period		36	$ 38	$ 60
Plan assets at market value		$ (33)	(33)	$ (58)
Accrued pension liability exclusive social security			5
Social security related to pension obligations			1
Accrued pension liabilities			$ 6